Acquisitions & Dispositions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions & Dispositions
Acquisitions & Dispositions
2018 Acquisition of Houston Global Heat Transfer LLC
On October 5, 2018, we acquired 100% of the stock of Houston Global Heat Transfer LLC (“GHT”) for total aggregate consideration of $57.3 million, net of cash acquired. The aggregate consideration includes the estimated fair value of certain contingent cash payments due to the former owners of GHT if certain conditions are met in 2019 and 2020. Based in Houston, Texas, GHT designs, engineers, and manufactures premium industrial heat exchanger and cooling systems used primarily on hydraulic fracturing equipment. GHT’s flagship product, the Jumbotron, is an innovative cube-style radiator that substantially reduces customer maintenance expense. This acquisition is included in the Completions segment.
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Current assets, net of cash acquired	$18,655
Non-current assets	238
Property and equipment	2,408
Intangible assets (primarily customer relationships)	30,400
Tax-deductible goodwill	20,559
Current liabilities	(12,633)
Long-term liabilities	$(2,355)
Net assets acquired, net of cash acquired	$57,272

As the value of certain assets and liabilities are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances that existed at the acquisition date, including any post-closing purchase price adjustments. When the valuation is final, any changes to the preliminary valuation of acquired assets and liabilities could result in adjustments to identified intangibles and goodwill.
Revenue and net income for this acquisition were not significant for the year ended December 31, 2018. Pro forma results of operations for this acquisition have not been presented because the effects were not material to the consolidated financial statements.
2018 Acquisition of ESP Completion Technologies LLC
On July 2, 2018, we acquired certain assets of ESP Completion Technologies LLC ("ESPCT"), a subsidiary of C&J Energy Services, for cash consideration of $8.0 million. ESPCT consists of a portfolio of early stage technologies that maximize the run life of artificial lift systems, primarily electric submersible pumps. This acquisition is included in the Drilling & Downhole segment. The fair values of the assets acquired and liabilities assumed as well as the pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated financial statements.
2018 Disposition of Forum Subsea Rentals
On January 3, 2018, we contributed our subsea rentals business to Ashtead Technology to create a leading independent provider of subsea survey and equipment rental services. In exchange, we received a 40% interest in the combined business (“Ashtead”), a cash payment of £2.7 million British Pounds and a note receivable from Ashtead of £3.0 million British Pounds. Our 40% interest in Ashtead is accounted for as an equity method investment and reported as “Investment in unconsolidated subsidiary” in our consolidated balance sheets. In the first quarter of 2018, we recognized a gain of $33.5 million as a result of the deconsolidation of our Forum Subsea Rentals business, which is classified as “Gain on contribution of subsea rentals business” in the consolidated statements of comprehensive loss. This gain is equal to the sum of the consideration received, which includes the fair value of our 40% interest in Ashtead, £2.7 million British Pounds in cash, and the £3.0 million British Pounds note receivable from Ashtead, less the $18.1 million carrying value of the Forum subsea rentals assets at the time of closing. The fair value of our 40% interest in Ashtead was determined based on the present value of estimated future cash flows of the combined entity as of January 3, 2018. The difference between the fair value of our 40% interest in Ashtead of $43.8 million and the book value of the underlying net assets resulted in a basis difference, which was allocated to fixed assets, intangible assets and goodwill based on their respective fair values as of January 3, 2018. The basis difference allocated to fixed assets and intangible assets will be amortized through equity earnings (loss) over the estimated life of the respective assets.
Pro forma results of operations for this transaction have not been presented because the effects were not material to the consolidated financial statements.
2017 Acquisitions of Global Tubing

On October 2, 2017, we acquired all of the remaining ownership interests of Global Tubing, LLC (“Global Tubing”) from our joint venture partner and management for total consideration of approximately $290.3 million. We originally invested in Global Tubing with a joint venture partner in 2013. Prior to acquiring the remaining ownership interest in Global Tubing, we reported this investment using the equity method of accounting. The financial results for Global Tubing are reported in the Completions segment. Located in Dayton, Texas, Global Tubing provides coiled tubing, coiled line pipe and related services to customers worldwide. We believe that this strategic acquisition will further enhance our focus and strategy of expansion in the North American completions market.
The acquisition of Global Tubing contributed revenues of $35.5 million and net income of $3.8 million to our consolidated statement of comprehensive loss from the time of acquisition to December 31, 2017. The following unaudited pro forma summary presents consolidated information as if the Global Tubing acquisition had occurred on January 1, 2016:

	Pro Forma Year Ended December 31,
	2017	2016
Net sales	$901,856	$659,108
Net loss attributable to common stockholders	(125,204)	(101,173)

The pro forma consolidated results of operations amounts have been calculated after applying our accounting policies, and include the following adjustments:

•
An increase in depreciation and amortization expense resulting from the fair value adjustments of property, plant and equipment and intangible assets recognized as part of the Global Tubing Acquisition;

•	Removal of earnings from equity investment;

•
In 2017, we incurred $4.5 million of acquisition-related costs in connection with this transaction. These expenses are included in transaction expenses on our consolidated statements of comprehensive income (loss) for the year ended December 31, 2017 and are reflected in pro forma earnings for the year ended December 31, 2016 in the table above;

•
An increase in stock based compensation costs as a result of the full vesting of pre-acquisition management incentive units and granting of additional restricted stock units to Global Tubing management;

•
Adjusted interest expense to remove the historical interest expense from Global Tubing’s historical debt and include interest expense from the amount borrowed on our Credit Facility to finance the acquisition; and

•
As a result of acquiring the remaining equity interest of Global Tubing, the Company’s previously held equity interest was remeasured to fair value, resulting in a gain of approximately $120.4 million. This gain has been recognized in the consolidated statement of comprehensive loss for the year ended December 31, 2017 and is excluded from the pro forma results above; and

•
Estimated tax benefits of approximately $45 million and $12 million in 2017 and 2016, respectively, to tax-effect the aforementioned pro forma adjustments using an estimated U.S. federal income tax rate of 35%.

The pro forma amounts do not include any potential synergies, cost savings or other expected benefits of the acquisition, and are presented for illustrative purposes only and are not necessarily indicative of results that would have been achieved if the acquisition had occurred as of January 1, 2016 or of future operating performance.
The following table summarizes the consideration transferred to acquire the remaining ownership interests of Global Tubing (in thousands other than stock price and shares issued):

Purchase Consideration
Forum Energy Technologies' closing stock price on October 2, 2017	$15.10
Multiplied by number of shares issued for acquisition	11,488,208
Common shares	$173,472
Cash	31,764
Repayment of Global Tubing debt at acquisition	85,084
Total Consideration paid for the acquisition	$290,320

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Accounts Receivable	$28,044
Inventory	40,005
Other current assets	3,141
Property and equipment	51,585
Intangible assets (primarily developed technologies and customer relationships)	228,190
Tax-deductible goodwill	69,423
Non-tax deductible goodwill	64,491
Current liabilities	(16,005)
Long term liabilities	$(54)
Total net assets	$468,820
Fair value of equity method investment previously held	(178,500)
Net assets acquired	$290,320

The goodwill is attributable to the workforce of the acquired business and synergies expected to arise following the acquisition of the remaining ownership interests of Global Tubing. The goodwill associated with the previously owned equity interests is not deductible for tax purposes. All of the goodwill was assigned to the Company’s Completions segment.
2017 Acquisition of Multilift
On July 3, 2017, the Company acquired Multilift Welltec, LLC and Multilift Wellbore Technology Limited (collectively, “Multilift”) for approximately $39.2 million in cash consideration. These acquisitions are included in the Drilling & Downhole segment. Based in Houston, Texas, Multilift manufactures the patented SandGuardTM and the CycloneTM completion tools. This acquisition increases our product offering related to artificial lift for our completions customers. Through this acquisition, we intend to utilize our distribution system to increase Multilift’s sales with additional customers and through geographic expansion. Pro forma results of operations for this acquisition have not been presented because the effects were not material to the consolidated financial statements. The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Current assets, net of cash acquired	$3,763
Property and equipment	96
Intangible assets (primarily developed technologies and customer relationships)	17,090
Tax-deductible goodwill	16,472
Non-tax deductible goodwill	3,099
Current liabilities	(1,329)
Net assets acquired	$39,191

2017 Acquisition of Cooper Valves
On January 9, 2017, the Company acquired substantially all of the assets of Cooper Valves, LLC as well as 100% of the general partnership interests of Innovative Valve Components (collectively, “Cooper”) for total aggregate consideration of $14.0 million, after settlement of working capital adjustments. The aggregate consideration includes the issuance of stock valued at $4.5 million and certain contingent stock issuances. These acquisitions are included in the Production segment. The acquired Cooper brands include the Accuseal® metal seated ball valves engineered to meet Class VI shut off standards for use in severe service applications, as well as a full line of Cooper AlloyTM cast and forged gate, globe, and check valves. Innovative Valve Components, in partnership with Cooper Valves, commercialized critical service valves and components for the power generation, mining and oil and natural gas industries. The fair values of the assets acquired and liabilities assumed and pro forma results of operations have not been presented because they are not material to the consolidated financial statements.